Analysis of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	$ 1,653	$ 4,219	$ 2,320
Charge to expenses	1,007	209	2,438
Write-offs		(2,769)	(727)
Exchange rate differences	57	(6)	188
Balance at end of year	$ 2,717	$ 1,653	$ 4,219